Offerings	Dec. 16, 2025 USD ($)
Offering: 1
Offering:
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, $0.0001 par value
Amount Registered	125,000
Proposed Maximum Offering Price per Unit	2
Maximum Aggregate Offering Price	$ 250,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 38.28
Offering Note	The Company has arbitrarily determined the offering price and bears no relationship to assets, earnings, or any other valuation criteria. No assurance can be given that the shares offered hereby will have a market value or that they may be sold at this, or at any price.
Offering: 2
Offering:
Offering Note	Estimated solely for purposes of calculating the registration fee in accordance with Rule 457(o) of the Securities Act of 1933